Financial Instruments and Risk Management - Narrative (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 USD ($)	Feb. 10, 2017 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum borrowing capacity		$ 14,700,000
Percentage of committed hedge for forecasted sales		60.00%		60.00%
Trade receivables [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets		$ 0
Top of range [member] | Debt utilization between 50% To 69% [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of debt utilization based on hedging arrangements		69.00%		69.00%
Top of range [member] | Debt utilization more than 50% [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of debt utilization based on hedging arrangements		70.00%		70.00%
Percentage of hedge on annual forecasted average daily Canadian production of oil and natural gas volumes		60.00%		60.00%
Bottom of range [member] | Debt utilization below 50% [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of debt utilization based on hedging arrangements		50.00%		50.00%
Percentage of hedge on annual forecasted average daily Canadian production of oil and natural gas volumes		25.00%		25.00%
Bottom of range [member] | Debt utilization between 50% To 69% [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of debt utilization based on hedging arrangements		50.00%		50.00%
Weighted average [member] | Debt utilization between 50% To 69% [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of hedge on annual forecasted average daily Canadian production of oil and natural gas volumes		50.00%		50.00%
Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable percentage		1.00%		1.00%
Sensitivity Analysis For Types Of Market Risk, Reasonably Possible Increase In Risk Variable, Percent		1.00%		1.00%
Sensitivity Analysis For Types Of Market Risk, Reasonably Possible Increase In Risk Variable, Impact On Profit (Loss)		$ 100,000
Possible decrease in risk variable percentage		1.00%		1.00%
Sensitivity Analysis For Types Of Market Risk, Reasonably Possible Decrease In Risk Variable, Impact On Profit (Loss)		$ 100,000
Canada dollars [member] | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable percentage		10.00%		10.00%
Sensitivity Analysis For Types Of Market Risk, Reasonably Possible Increase In Risk Variable, Percent		10.00%		10.00%
Sensitivity Analysis For Types Of Market Risk, Reasonably Possible Increase In Risk Variable, Impact On Profit (Loss)		$ 800,000
Possible decrease in risk variable percentage		10.00%		10.00%
Sensitivity Analysis For Types Of Market Risk, Reasonably Possible Decrease In Risk Variable, Impact On Profit (Loss)		$ 800,000
Egypt pounds [member] | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity Analysis For Types Of Market Risk, Reasonably Possible Increase In Risk Variable, Percent		10.00%		10.00%
Sensitivity Analysis For Types Of Market Risk, Reasonably Possible Increase In Risk Variable, Impact On Profit (Loss)		$ 100,000
Possible decrease in risk variable percentage		10.00%		10.00%
Sensitivity Analysis For Types Of Market Risk, Reasonably Possible Decrease In Risk Variable, Impact On Profit (Loss)		$ 100,000
Cash		1,300,000			$ 3,000,000.0
Revolving Reserves-Based Lending Facility [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum borrowing capacity		17,700,000		$ 22,500,000
Line of credit facility ,Outstanding		3,000,000.0		3,900,000
Repayments of non-current borrowings		3,900,000	$ 5,000,000.0
Line of credit facility drawn amount		400,000		$ 500,000
Prepayment agreement [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum borrowing capacity						$ 10,000,000.0
Repayments of non-current borrowings	$ 10,000,000.0	15,000,000.0
Gross carrying amount [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings		17,700,000
Gross carrying amount [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings		3,000,000.0
Gross carrying amount [member] | Prepayment agreement [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings		$ 0			$ 15,000,000